Schedule of Cost Incurred In Oil and Natural Gas Producing Activities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Property acquisition costs
Proved properties	$ 1,024		$ 32,458		$ 14,552
Unproved properties	15,795		9,062		3,781
Total acquisition costs	16,819		41,520		18,333
Development costs	250,182		251,564		127,640
Exploration costs	57,016	[1]	34,180	[1]	4,942	[1]
Total	$ 324,017		$ 327,264		$ 150,915

[1]	Includes $33,030 and $16,667 of EOR costs in 2011 and 2010, respectively.